Cover	Jul. 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 05, 2022
Entity File Number	333-258528
Entity Registrant Name	RETINALGENIX TECHNOLOGIES INC.
Entity Central Index Key	0001836295
Entity Tax Identification Number	82-3936890
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1450 North McDowell Boulevard
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Petaluma
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94954
City Area Code	(415)
Local Phone Number	578-9583
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	Not Applicable